Financial Income - Schedule of Financial Income (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Financial Income [Abstract]
Financial investments measured at fair value through profit or loss	R$ 36,835	R$ 11,541
Financial assets measured at fair value through other comprehensive income	579,728	256,586
Financial assets measured at amortized cost	2,343,124	1,394,456
Total	R$ 2,959,687	R$ 1,662,583